Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014 contract item	Mar. 31, 2009	Jul. 31, 2006 item	Jul. 31, 2011
Capital Leased Assets [Line Items]
Number of aircraft	1,132
Number of asset value guarantees, outstanding	13
Number of asset value guarantees, exercised	3
Asset value guarantees, aggregate maximum exposure	$ 316,600,000
Carrying value of the asset value guarantee liability	133,500,000
Subsequent Event [Member]
Capital Leased Assets [Line Items]
Number of asset value guarantees, terminated	2
Asset value guarantees, aggregate maximum exposure	18,100,000
Purchase Commitment [Member]
Capital Leased Assets [Line Items]
Number of aircraft	380
Number of engines	17
Aggregate estimated remaining payment	24,300,000
VASP Litigation [Member]
Capital Leased Assets [Line Items]
Number of leases that company incurred obligations due to another company's default	9		7
Claim award for loss of profit plus accrued interest		40,000,000
Damages awarded	36,900,000
Transbrasil Litigation [Member]
Capital Leased Assets [Line Items]
Aggregate amount due from AerCap				210,000,000
Boeing [Member]
Capital Leased Assets [Line Items]
Non-refundable deposits	689,300,000
Airbus [Member]
Capital Leased Assets [Line Items]
Non-refundable deposits	259,400,000
Embraer [Member]
Capital Leased Assets [Line Items]
Non-refundable deposits	$ 7,500,000
Aircraft [Member] | VASP Litigation [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets	13
Engines [Member] | VASP Litigation [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets	3